Taxes on Income - Schedule of Composition and Movement in Deferred Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
In non-current liabilities [Member]
Schedule of Composition and Movement in Deferred Taxes [Line Items]
Balance beginning	[1]	$ (1,157)	$ (1,575)
Charged to profit or loss	[1]	1,170	404
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(71)	14
Balance ending	[1]	(60)	(1,157)
As shown on balance sheet :	[1]	(60)
In non-current assets [Member]
Schedule of Composition and Movement in Deferred Taxes [Line Items]
Balance beginning	[1]	1,078	1,459
Charged to profit or loss	[1]	(1,002)	(368)
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	75	(13)
Balance ending	[1]	151	$ 1,078
As shown on balance sheet :	[1]	$ 151

[1]	The deferred taxes are computed at a tax rate of 23%.